CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
ASSETS
Cash and cash equivalents	$ 24,095	152,789	129,942
Accounts receivable, less allowance for doubtful amounts of RMB2,714 and RMB6,752 as of September 30, 2011 and 2012, respectively (note 4)	1,114	7,065	6,616
Due from related parties (note 3)	328	2,082	5,183
Advances to suppliers (note 5)	1,230	7,802	12,418
Advances to growers	13,909	88,194	78,623
Inventories (note 6)	44,558	282,544	210,826
Income tax recoverable (note 18)	341	2,159	2,155
Other current assets (note 7)	2,587	16,407	65,055
Total current assets	88,162	559,042	510,818
Land use rights, net (note 8)	5,097	32,318	33,094
Plant and equipment, net (note 9)	50,006	317,085	190,094
Equity investments (note 10)	3,538	22,433	20,503
Goodwill (note 2)	1,888	11,973	11,973
Acquired intangible assets, net (note 11)	4,035	25,585	29,232
Deferred income tax assets (note 18)	277	1,755	3,028
Other assets (note 12)	827	5,246	19,640
Total assets	153,830	975,437	818,382
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	5,520	35,000	20,000
Current portion of long-term borrowings (note 13)	630	4,000	0
Accounts payable	793	5,031	5,740
Due to growers	679	4,304	7,947
Due to related parties (note 3)	437	2,769	1,728
Advances from customers	68,608	435,044	397,933
Deferred revenues	3,666	23,243	19,812
Income tax payable (note 18; note 21)	6,160	39,060	39,060
Other payables and accrued expenses (note 14)	8,949	56,744	40,351
Total current liabilities	95,442	605,195	532,571
Long-term borrowings (note 13)	5,520	35,000	0
Other long-term liability (note 15)	3,439	21,810	0
Total liabilities	104,401	662,005	532,571
Commitments and contingencies (note 21)
Shareholders' equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 23,382,812 and 23,382,812 shares issued and outstanding as of September 30, 2011 and 2012, respectively)	0	0	0
Additional paid-in capital	62,714	397,671	394,344
Accumulated deficit	(15,923)	(100,967)	(99,533)
Treasury stock at cost (498,851 shares) (note 17)	(4,633)	(29,377)	(29,377)
Accumulated other comprehensive loss	(990)	(6,280)	(6,397)
Total Origin Agritech Limited shareholders' equity	41,168	261,047	259,037
Non-controlling interests	8,261	52,385	26,774
Total equity	49,429	313,432	285,811
Total liabilities and equity	$ 153,830	975,437	818,382